UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3652


Signature, Place, and Date of Signing:

/s/ Thomas C. Wagner         Minnetonka, Minnesota       August 15, 2011


Report Type (Check only one.):

[x]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $540,230
                                        (thousands)

List of Other Included Managers: None

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
                           FORM 13F INFORMATION TABLE

                                TITLE              CUSIP       VALUE       SHARES/  SH/    PUT/   INVSTMT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           NUMBER     (x1000)      PRN AMT  PRN    CALL   DSCRETN  MANAGERS  SOLE  SHRD NONE
ADECOAGRO S A                   COM                L00849106      9719      870866   SH             Sole             870866
ALPHA NATURAL RESOURCES INC     COM                02076X102     15686      345200   SH             Sole             345200
ANADARKO PETE CORP              COM                032511107     16404      213700   SH             Sole             213700
ARCH COAL INC                   COM                039380100     12029      451200   SH             Sole             451200
ARCH COAL INC                   CALL               039380100     27380     1027000   SH    CALL     Sole            1027000
BAKER HUGHES INC                COM                057224107     10536      145200   SH             Sole             145200
BARRETT BILL CORP               COM                06846N104      3467       74800   SH             Sole              74800
BMB MUNAI INC                   COM                09656A105      1052     1052278   SH             Sole            1052278
CATERPILLAR INC DEL             PUT                149123101     15881      150000   SH    PUT      Sole             150000
CONSOL ENERGY INC               COM                20854P109     22534      464800   SH             Sole             464800
CORE LABORATORIES N V           COM                N22717107      4372       39200   SH             Sole              39200
ENSCO PLC                       SPONSORED ADR      29358Q109     12547      235400   SH             Sole             235400
FRONTLINE LTD                   PUT                G3682E127       221       15000   SH    PUT      Sole              15000
GENCO SHIPPING & TRADING LTD    PUT                Y2685T107       376       50000   SH    PUT      Sole              50000
HALLIBURTON CO                  COM                406216101      8160      160000   SH             Sole             160000
ISHARES INC                     MSCI BRAZIL        464286400     11993      163500   SH             Sole             163500
MECHEL OAO                      SPON ADR PFD       583840509      1055      123806   SH             Sole             123806
NATIONAL OILWELL VARCO INC      COM                637071101      7485       95700   SH             Sole              95700
NATIONAL OILWELL VARCO INC      CALL               637071101      7821      100000   SH    CALL     Sole             100000
NOBLE ENERGY INC                COM                655044105     19378      216200   SH             Sole             216200
NUCOR CORP                      COM                670346105      4122      100000   SH             Sole             100000
OIL SVC HOLDRS TR               PUT                678002106     30430      200200   SH    PUT      Sole             200200
OVERSEAS SHIPHOLDING GROUP I    PUT                690368105       580       18000   SH    PUT      Sole              18000
PATRIOT COAL CORP               COM                70336T104      3737      167900   SH             Sole             167900
PATTERSON UTI ENERGY INC        COM                703481101      5557      175800   SH             Sole             175800
PEABODY ENERGY CORP             COM                704549104     23705      402400   SH             Sole             402400
PETROHAWK ENERGY CORP           COM                716495106      9673      392100   SH             Sole             392100
PILGRIMS PRIDE CORP NEW         COM                72147K108      8700     1608100   SH             Sole            1608100
PLAINS EXPL& PRODTN CO          COM                726505100      4674      122600   SH             Sole             122600
SANDERSON FARMS INC             COM                800013104      8500      177900   SH             Sole             177900
SCHLUMBERGER LTD                COM                806857108     23363      270400   SH             Sole             270400
SCHNITZER STL INDS              CL A               806882106     11566      200800   SH             Sole             200800
SPDR GOLD TRUST                 CALL               78463V107     29200      200000   SH    CALL     Sole             200000
SPDR S&P 500 ETF TR             CALL               78462F103     26724      202500   SH    CALL     Sole             202500
SPDR S&P 500 ETF TR             PUT                78462F103     83933      636000   SH    PUT      Sole             636000
STEEL DYNAMICS INC              COM                858119100      1869      115000   SH             Sole             115000
TYSON FOODS INC                 CL A               902494103     19191      988200   SH             Sole             988200
TYSON FOODS INC                 CALL               902494103     35199     1812500   SH    CALL     Sole            1812500
VIMPELCOM LTD                   SPONSORED ADR      92719A106      1414      110000   SH             Sole             110000
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